Share Capital (Changes In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share Capital [Abstract]
Beginning balance, Fair value of derivatives	$ (9,873)
Current period other comprehensive income (loss), Net change in fair value of derivatives	4,975	[1]	(1,360)	[1]	(13,518)	[1]	5,000
Ending balance, Fair value of derivatives	(4,898)		(9,873)
Beginning balance, Fair value of pension obligations	(4,528)
Current period other comprehensive income (Loss), Net change in fair value of pension obligations	(464)	[2]	(4,528)	[2]
Ending balance, Fair value of pension obligations	(4,992)		(4,528)
Beginning balance, Total	(14,401)	[3]
Total other comprehensive income:	4,511		(5,888)		(13,518)		5,000
Ending balance, Total	$ (9,890)		$ (14,401)	[3]

[1]	In 2011, 2012 and 2013 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[2]	We recognize the actuarial gains or losses that arise during the period as a component of other comprehensive (loss) income.
[3]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.